Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Total sales revenue	$ 119,198	$ 127,322
Total derivative pricing adjustments	1,653	1,227
Gross revenue	120,851	128,549
Proceeds before intended use	3,678	188
Treatment and selling costs	(24,341)	(33,577)
Total	100,188	95,160
Silver [Member]
Statement [Line Items]
Sales revenue	62,052	62,419
Derivative pricing adjustments	326	687
Gross revenue	62,378	63,106
Zinc [Member]
Statement [Line Items]
Sales revenue	37,878	38,421
Derivative pricing adjustments	986	325
Gross revenue	38,864	38,746
Lead [Member]
Statement [Line Items]
Sales revenue	18,208	25,438
Derivative pricing adjustments	(1)	19
Gross revenue	18,207	25,457
Other by-products [Member]
Statement [Line Items]
Sales revenue	1,060	1,044
Derivative pricing adjustments	342	196
Gross revenue	$ 1,402	$ 1,240